CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and due from banks in domestic currency	R$ 17,384,505	R$ 14,765,830
Cash and due from banks in foreign currency	2,143,785	2,566,314
Reverse repurchase agreements (1) (a)	171,195,511	145,253,145
Discretionary deposits at the Central Bank	17,300,000	24,205,291
Cash and cash equivalents	208,023,801	186,790,580	R$ 126,185,421	R$ 71,386,319
Compulsory deposits with the Central Bank (2)	109,786,380	109,516,537
Cash, cash equivalents and balances with banks (b)	317,810,181	296,307,117
Cash and balances with banks (b) - (a)	R$ 146,614,670	R$ 151,053,972